Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000191479 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	FSTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Industrials aided performance.
  Top Individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp. (Class A) and Interactive Brokers Group, Inc. (Class A).
Top Detractors from Performance
  Underperformance in stock selection among companies with strong 1-year return, positive analyst conviction and attractive valuation detracted from Fund relative performance.
  By sector, stock selection in Utilities and Real Estate detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Progressive Corporation and SL Green Realty Corp. and an underweight position in JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1]	15.20%	18.09%	11.54%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Morningstar Large Value Funds Category Average	10.58%	14.59%	9.81%
[1]
The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017.  The Fund's Class R6 commenced operations on June 29, 2016. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Service Shares adjusted to reflect the expenses of the Fund's R6 Shares for each year for which the Fund's R6 Shares' expenses would have exceeded the actual expenses paid by the Fund's Service Shares.

Performance Inception Date	Jun. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,985,161,914
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,746,592
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,985,161,914
Number of Investments	126
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$8,746,592

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191482 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Service Shares
Trading Symbol	FSTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Industrials aided performance.
  Top Individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp. (Class A) and Interactive Brokers Group, Inc. (Class A).
Top Detractors from Performance
  Underperformance in stock selection among companies with strong 1-year return, positive analyst conviction and attractive valuation detracted from Fund relative performance.
  By sector, stock selection in Utilities and Real Estate detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Progressive Corporation and SL Green Realty Corp. and an underweight position in JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares[1]	14.84%	17.74%	11.24%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Morningstar Large Value Funds Category Average	10.58%	14.59%	9.81%
[1]
The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017.  Accordingly, for periods prior to December 8, 2017, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,985,161,914
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,746,592
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,985,161,914
Number of Investments	126
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$8,746,592

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191481 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	FMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Industrials aided performance.
  Top Individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp. (Class A) and Interactive Brokers Group, Inc. (Class A).
Top Detractors from Performance
  Underperformance in stock selection among companies with strong 1-year return, positive analyst conviction and attractive valuation detracted from Fund relative performance.
  By sector, stock selection in Utilities and Real Estate detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Progressive Corporation and SL Green Realty Corp. and an underweight position in JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	15.08%	18.00%	11.48%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Morningstar Large Value Funds Category Average	10.58%	14.59%	9.81%
[1]
The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017.  Accordingly, for periods prior to December 8, 2017, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,985,161,914
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,746,592
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,985,161,914
Number of Investments	126
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$8,746,592

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191478 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	QRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$153	1.43%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Industrials aided performance.
  Top Individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp. (Class A) and Interactive Brokers Group, Inc. (Class A).
Top Detractors from Performance
  Underperformance in stock selection among companies with strong 1-year return, positive analyst conviction and attractive valuation detracted from Fund relative performance.
  By sector, stock selection in Utilities and Real Estate detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Progressive Corporation and SL Green Realty Corp. and an underweight position in JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares[1]	14.30%	17.23%	10.75%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Morningstar Large Value Funds Category Average	10.58%	14.59%	9.81%
[1]
The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. The Fund's Class R commenced operations on December 8, 2017, and the Predecessor Fund did not have corresponding R class. For the periods prior to the commencement of operations of the Fund's Class R, the performance information shown is for the Predecessor Fund's Service Shares. The performance of the Service Shares has not been adjusted to reflect the higher expenses applicable to the R class.

Performance Inception Date	Dec. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,985,161,914
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,746,592
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,985,161,914
Number of Investments	126
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$8,746,592

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191477 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	QCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$189	1.77%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Industrials aided performance.
  Top Individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp. (Class A) and Interactive Brokers Group, Inc. (Class A).
Top Detractors from Performance
  Underperformance in stock selection among companies with strong 1-year return, positive analyst conviction and attractive valuation detracted from Fund relative performance.
  By sector, stock selection in Utilities and Real Estate detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Progressive Corporation and SL Green Realty Corp. and an underweight position in JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load[1]	12.93%	16.82%	10.36%
Class C Shares — excluding sales load[1]	13.93%	16.82%	10.36%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Morningstar Large Value Funds Category Average	10.58%	14.59%	9.81%
[1]
The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017. The Fund's Class C commenced operations on December 8, 2017, and the Predecessor Fund did not have a corresponding C class. For the periods prior to the commencement of operations of the Fund's Class C, the performance information shown is for the Predecessor Fund's SS class. The performance of the SS class has not been adjusted to reflect the higher expenses applicable to the C class.

Performance Inception Date	Dec. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,985,161,914
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,746,592
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,985,161,914
Number of Investments	126
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$8,746,592

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000191475 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	FSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  An underweight position in and strong stock selection among companies with worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Industrials aided performance.
  Top Individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., AppLovin Corp. (Class A) and Interactive Brokers Group, Inc. (Class A).
Top Detractors from Performance
  Underperformance in stock selection among companies with strong 1-year return, positive analyst conviction and attractive valuation detracted from Fund relative performance.
  By sector, stock selection in Utilities and Real Estate detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Progressive Corporation and SL Green Realty Corp. and an underweight position in JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load[1]	8.54%	16.42%	10.61%
Class A Shares — excluding sales load[1]	14.84%	17.75%	11.24%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Morningstar Large Value Funds Category Average	10.58%	14.59%	9.81%
[1]
The Fund is the legal entity successor to Federated MDT Large Cap Value Fund (the "Predecessor Fund"), pursuant to a tax-free reorganization completed on the close of business on December 8, 2017.  Accordingly, for periods prior to December 8, 2017, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,985,161,914
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 8,746,592
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,985,161,914
Number of Investments	126
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$8,746,592

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000205626 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Class A Shares
Trading Symbol	FHEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$119	1.19%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Consumer Discretionary and Real Estate sectors positively affected Fund relative performance.
  By sector, an overweight position in Industrials and underweight positions in Real Estate and Information Technology aided performance.
  Top individual outperforming Fund holdings included Technogym, nVent Electric and Chart Industries.
Top Detractors from Performance
  Stock selection in the Industrials, Materials and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Materials and Consumer Staples and zero-weight in Communication Services detracted from performance.
  Top individual detracting Fund holdings included AptarGroup, Azelis and Fortune Brands Innovations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Class A Shares — including sales load	-4.78%	5.67%	4.72%
Class A Shares — excluding sales load	0.74%	6.88%	5.56%
MSCI ACWI Index	22.64%	14.61%	12.64%
MSCI ACWI SMID Cap Index	16.71%	11.22%	9.17%
Morningstar Global Small/Mid Stock Funds Category Average	13.19%	6.61%	6.72%
[1]
The Fund commenced operations on November 6, 2018. The Fund’s Class A Shares commenced operations on November 5, 2019. For the periods prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund’s Institutional Shares. The performance shown has been adjusted to reflect differences between the sales loads/charges imposed on the purchase and redemption of those classes where applicable.

Performance Inception Date	Nov. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 99,272,493
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 449,523
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$99,272,493
Number of Investments	54
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$449,523

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 31, 2025, Mark Sherlock will serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000205625 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Institutional Shares
Trading Symbol	FHESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Consumer Discretionary and Real Estate sectors positively affected Fund relative performance.
  By sector, an overweight position in Industrials and underweight positions in Real Estate and Information Technology aided performance.
  Top individual outperforming Fund holdings included Technogym, nVent Electric and Chart Industries.
Top Detractors from Performance
  Stock selection in the Industrials, Materials and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Materials and Consumer Staples and zero-weight in Communication Services detracted from performance.
  Top individual detracting Fund holdings included AptarGroup, Azelis and Fortune Brands Innovations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Institutional Shares	0.93%	7.13%	5.79%
MSCI ACWI Index	22.64%	14.61%	12.64%
MSCI ACWI SMID Cap Index	16.71%	11.22%	9.17%
Morningstar Global Small/Mid Stock Funds Category Average	13.19%	6.61%	6.72%
[1]	Commenced operations on November 06, 2018.

Performance Inception Date	Nov. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 99,272,493
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 449,523
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$99,272,493
Number of Investments	54
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$449,523

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 31, 2025, Mark Sherlock will serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000205628 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Class R6 Shares
Trading Symbol	FHERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Consumer Discretionary and Real Estate sectors positively affected Fund relative performance.
  By sector, an overweight position in Industrials and underweight positions in Real Estate and Information Technology aided performance.
  Top individual outperforming Fund holdings included Technogym, nVent Electric and Chart Industries.
Top Detractors from Performance
  Stock selection in the Industrials, Materials and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Materials and Consumer Staples and zero-weight in Communication Services detracted from performance.
  Top individual detracting Fund holdings included AptarGroup, Azelis and Fortune Brands Innovations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Class R6 Shares	0.94%	7.17%	5.82%
MSCI ACWI Index	22.64%	14.61%	12.64%
MSCI ACWI SMID Cap Index	16.71%	11.22%	9.17%
Morningstar Global Small/Mid Stock Funds Category Average	13.19%	6.61%	6.72%
[1]
The Fund commenced operations on November 6, 2018. The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.

Performance Inception Date	Nov. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 99,272,493
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 449,523
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$99,272,493
Number of Investments	54
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$449,523

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective December 31, 2025, Mark Sherlock will serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation